NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 5   NOTES PAYABLE

On January 15, 2014, the Company, and its wholly owned subsidiary AES issued a promissory note in the amount of $370,000. The note is due on July 15, 2014 and bears annual interest of 10%.  The note was issued as consideration to fund a technology licensing fee (see Note 3). This note and all associated accrued interest was paid in full on July 8, 2014.

On February 17, 2014, the Company issued a promissory note in the amount of $130,000. The note is due on July 15, 2014 and bears annual interest of 10%.  The proceeds were used for working capital and general corporate purposes. This note and all associated accrued interest were paid in full on July 8, 2014.

On February 27, 2014, the Company s wholly-owned subsidiary KMHVC (dba  STP) entered into a promissory note with a third-party equipment seller for the purchase of equipment.  KMHVC financed $117,120 of the purchase price and agreed to pay an additional $5,459 in finance charges (equal to 8.5% of the amount financed) for a total amount due under the promissory note of $122,579. The promissory note is secured by the equipment purchased. The promissory note is payable in 12 equal monthly installments of $10,215 with the first payment due on March 27, 2014 and the last payment due on February 27, 2015.

On April 18, 2014, the Company s wholly-owned subsidiary KMHVC entered into a promissory note with a third-party equipment seller for the purchase of equipment.  KMHVC financed $63,006 of the purchase price and agreed to pay an additional $2,935 in finance charges (equal to 8.5% of the amount financed) for a total amount due under the promissory note of $65,941.  The promissory note is secured by the equipment purchased   The promissory note is payable in 12 equal monthly installments of $5,495 with the first payment due on May 18, 2014 and the last payment due on April 18, 2015.

On April 22, 2014, the Company s wholly-owned subsidiary AES Water Solutions entered into a promissory note with Texas Mutual Insurance Company for workers compensation insurance premiums. AES Water Solutions financed the full amount of the premiums of $88,900, bearing an annual interest rate of 17% and agreed to pay an additional $3,853 in finance charges for a total amount due under the promissory note of $92,483. The promissory note is unsecured and is payable in 6 equal monthly installments of $15,342 with the first payment due on May 1, 2014 and the last payment due on October 1, 2014. This note and all associated accrued interest was paid in full on October 1, 2014.

On April 30, 2014, the Company issued 276,599 common shares with a market value of $149,366 to three related party note holders as partial consideration for notes payable and accrued interest outstanding of $138,303. A loss on conversion of debt of $11,063 resulting from the transactions was recorded at April 30, 2014.

On May 19, 2014, the Company s wholly-owned subsidiary KMHVC entered into a promissory note with a third-party equipment seller for the purchase of equipment.  KMHVC financed $48,906 of the purchase price and agreed to pay an additional $2,278 in finance charges (equal to 8.5% of the amount financed) for a total amount due under the promissory note of $51,184.  The promissory note is secured by the equipment purchased. The promissory note is payable in 12 equal monthly installments of $4,265 with the first payment due on June 19, 2014 and the last payment due on May 19, 2015.

Heartland Bank Credit Facility

On August 12, 2014, the Company and its wholly-owned subsidiaries (collectively, the  Borrower ) entered a senior secured credit facility (the  Facility ) with Heartland Bank as Agent consisting of (i) a credit agreement (the "Credit Agreement") with Heartland Bank for a 3-year $12 million term loan (the  Term Loan ) and (ii) an account purchase agreement (the  Purchase Agreement ) with Heartland Bank, as agent for the purchase and sale of approved receivables of Borrower in amounts not to exceed $6 million. The proceeds of borrowings under the Facility may be used for the payment of a portion of the purchase price for the acquisition of Hamilton Investment Group; the refinance of outstanding debt under Borrower s prior accounts receivable facility; working capital needs of the Company and its subsidiaries; funding of the debt service reserve account and payment of all costs and expenses arising in connection with the negotiation of the Credit Agreement and related documents. On the closing date, the Borrower received proceeds of $12 million under the Credit Agreement and approximately $4.65 million under the Purchase Agreement.

Borrowings under the Credit Agreement bear interest at a rate per annum equal to WSJ prime plus a spread that ranges from 5.50% to 8.25% per annum depending on the Borrower s first lien leverage ratio (provided that at no time shall the WSJ prime be less than 4%). The Term Loan requires monthly interest payments, quarterly principal payments of $300,000 and a balloon payment on the August 12, 2017 maturity date.  The Term Loan may be increased by up to an additional $10 million upon request and agreement by the Lenders, but is not a committed amount under the facility.

Under the Purchase Agreement, all approved receivables will be purchased by the lenders thereunder for the face amount of such receivable less the lender s 1.50% service charge.   In addition, the Purchase Agreement requires a 10% reserve against receivables purchased, which amount will increase from 25-50% for receivables outstanding past 60-90 days, respectively. The Lenders have the option under the agreements to require the Borrower to repurchase receivables under certain circumstances. The account purchase facility replaces the Company s previous senior secured revolving facility.

The Company evaluated the Purchase Agreement under ASC 860 and determined that related transactions should be  accounted for as secured borrowings, the receivables sold under the Purchase Agreement remain as assets of the Company, the service charge under the agreement is included in interest expense, and the reserve established is presented as restricted cash on the Company s balance sheet.

Both the Credit Agreement and the Purchase Agreement require the Borrower to maintain a fixed charge coverage ratio of not less than 1.2:1.0, a first lien leverage ratio of ranging from 3.0:1.0 during 2014  to 2.75:1.0 -2.25:1.0 during 2015 to 2.0:1.0 beginning in 2016, a EBITDA to Interest Expense ratio ranging from 2.75:1.0 during 2014, 3.75:1.0 during 2015 to 4.75:1.0 beginning in 2016 and a tangible net worth of not less than $1 million for each quarter beginning December 31, 2014.  The Borrower is also required to maintain a debt service reserve account sufficient to pay all debt and interest expense due in the next fiscal quarter. The restrictive covenants include customary restrictions on the Company's ability to incur additional debt; make investments; grant or incur liens on assets; sell assets; engage in mergers, consolidations, liquidations or dissolutions; engage in transactions with affiliates; and make dividend payments (although the Borrower is allowed to make dividend payments so long as no event of default will result from such payment or in shares of the Company s stock). In addition, the Credit Agreement contains customary representations and warranties, affirmative covenants and events of default.

The Facility is secured by all of the Borrower s assets as well as a pledge of the Company s equity in each of its wholly-owned subsidiaries.  The Company paid a cash closing fee of $450,000 to the Lenders and also issued a 4-year warrant to purchase 2.5 million shares of the Company s common stock with an exercise price $1.00 per share in connection with the Term Loan. The related fair value of the warrants amounting to $1,293,680 was recorded as a debt discount and is amortized over the term of the note. The Company relied on the exemption provided by Rule 506 and/or Section 4(2) of the Securities Act of 1933, as amended.

Effective September 15, 2014, the Company and its wholly-owned subsidiaries entered into a First Modification Agreement (the  APA Amendment ) with Heartland Bank, administrative agent, ( Agent )  wherein the following amendments were made:  (i) increase the Facility Limit under the Account Purchase Agreement to $6,600,000 (from $6,000,000); (ii) change the Borrowers address and (iii) extend the deadline for Borrower s delivery of landlord s consents and waivers to 60-days of the date of the Account Purchase Agreement.

Effective September 15, 2014, the Company and its wholly-owned subsidiaries entered into a First Modification Agreement (the Term Loan Amendment ) with Agent, wherein amendments were made to (i) change the Borrowers address and (ii) extend the deadline for Borrower s delivery of landlord s consents and waivers to 60-days of the date of the Account Purchase Agreement.

The Company incurred a total of $1,346,221 in various financing fees which are amortized over the life of the credit facility.

The summary below shows the activity related to all deferred financing fees related to the notes payable as of September 30, 2014:

Balance at January 1, 2014	$-
Add: financing fees paid	1,346,221
Less: amortization of deferred financing costs	(99,752)
1,246,469
Less: current maturities	(439,931)
Long-term deferred financing costs	$806,538

A summary of the activity in notes payable for the nine months ended September 30, 2014 is shown below:

Notes payable - related parties

Balance at January 1, 2014	$1,131,884
Less: payments on notes payable	(288,427)
Less: conversions of notes payable to common shares	(128,749)
714,708
Less - current maturities, net - related parties	(515,000)
Long-term notes payable, net September 30, 2014	$199,708

Notes payable - third parties

Balance at January 1, 2014	$1,243,855
Note issued in consideration for intangible assets	370,000
Notes issued in connection with purchase of property and equipment	229,032
Unsecured promissory notes	130,000
Note issued for financing of insurance premium	88,900
Note issued in conjunction with acquisition	12,000,000
Secured borrowings	5,773,601
Less: payments on notes payable	(745,673)
Less: debt discount for warrants issued with acquisition note	(1,293,679)
Add: amortization of note discount	56,801
17,852,837
Less - current maturities, net - third parties	(7,194,609)
Long-term notes payable, net September 30, 2014	$10,658,228

NOTE 5 – NOTES PAYABLE

On September 24, 2012, we issued $300,000 of secured promissory notes to three investors, of which $50,000 was issued to a related party.  The notes bear annual interest of 10%, mature on September 23, 2013 and are secured by Company's assets.  The notes were issued with 1,800,000 “Class A” warrants which have an exercise price of $0.10 per share and a term of 5 years and 900,000 “Class B” warrants which have an exercise price of $0.10 per share and a term of 5 years. The Class A warrants are exercisable at the date of issuance.  The Class B warrants are exercisable beginning on the one-year anniversary from the issuance date (“Target date”) if the Company's stock price on or after the Target date through September 24, 2017 is less than $0.20, however, if the Company's stock price on or after the Target date and through September 24, 2017 is at least $0.20, no shares are issuable under the Class B warrants.  The relative fair value of the Class A warrants amounting to $105,059 was recognized as a debt discount and is amortized over the term of the notes.   In September 2013, the Class B Warrant did not vest on the Target Date based on the Market Price and were effectively forfeited. On September 25, 2013 warrant holders exercised warrants to purchase 1,720,000 shares of our common stock for a total consideration of $169,800 which consideration was paid by reduction of indebtedness for each warrant holder by the amount equal to their exercise price under the outstanding note. The remaining principal balance of $130,200 and accrued interest was paid between September 25, 2013 and February 21, 2014.

In connection with the acquisition of AES (see Note 2), we issued $1,300,000 of subordinated secured promissory notes to the members of AES.  The notes bear annual interest of 5% and are payable in 12 equal quarterly installments beginning on February 1, 2013 and have a maturity date of November 1, 2015. The notes are secured by the assets of the Company and AES.

On September 23, 2013, the Company entered into an amendment to the secured promissory note of $50,000 dated September 24, 2012, with a related party.  The amendment extended the maturity date from September 24, 3013 to February 23, 2014.  In addition a payment plan was added for $5,000 bi-weekly beginning October 7, 2013 until paid with all accrued interest due on the maturity date. The Company evaluated the amendment under FASB ASC 470-50 and determined that the modification was not substantial and therefore did not constitute a debt extinguishment.  The note and all accrued interest was paid in full by February 21, 2014.

On November 5, 2012, we and our wholly owned subsidiary AES issued a $600,000 secured promissory note to Reserve Financial Corp. (“RFC”).  The note bears annual interest of 10% and matures on March 30, 2013.  The proceeds were used to purchase certain water transfer assets from Vanderra Resources, LLC (under its Chapter 11 proceeding with the United States Bankruptcy Court for the Northern District of Texas), including trucks, trailers, piping and related equipment.  The total purchase price paid for the assets was $586,500.  To secure repayment of this note, AES granted Reserve Financial Corp. a first priority security interest in the assets purchased. This note was paid in full on June 27, 2013.

On December 17, 2012, the Company issued a $150,000 secured promissory note to Reserve Financial Corp.  The note bears annual interest of 10% and matures on December 17, 2013. The Company issued 550,000 warrants in conjunction with the note.  The related fair value of the warrants amounting to $40,098 was recorded as a debt discount and is amortized over the term of the note. This note was cancelled in exchange for $150,000 of 10% convertible promissory notes issued on October 31, 2013.

On November 12, 2013, in connection with the acquisition of Aqua Tex we issued $500,000 in 5% subordinated secured promissory notes.  The notes are payable in 12 equal quarterly installments beginning on February 1, 2014 and mature on November 1, 2016.  The Notes are secured by the assets of AquaTex.

From October 31, 2013 through November 30, 2013, we issued 10% convertible promissory notes in the aggregate principal amount of $1,000,000 to ten accredited investors.  We received cash proceeds of $850,000 from the issuance of these notes and $150,000 of these notes were issued in consideration of an investor's cancellation of an existing promissory note dated December 17, 2012 in the principal amount of $150,000.  The notes have a two year term and are convertible to the Company's common stock at a fixed conversion price of $0.50 per share.  The Company evaluated whether a beneficial conversion feature exists on the notes and determined that there were none.

A summary of the activity in notes payable for the year ended December 31, 2013 is shown below:

Notes payable - related parties

Balance at January 1, 2013		$1,386,867
Note issued to related party in connection with acquistion of AquaTex		245,000
Working capital adjustment on related party note issued for AquaTex		(10,708)
Less: payments on notes payable		(502,408)
Add: amortization of note discount		13,133
		1,131,884
Less - current maturities, net - related parties		(545,926)
Long-term notes payable, net December 31, 2013		$585,958

Notes payable - third parties

Balance at January 1, 2013		$896,074
Convertible promissory notes		850,000
Note issued in connection with acquisition of AquaTex		255,000
Working capital adjustment on note issued for AquaTex		(11,145)
Less: payments on notes payable		(680,200)
Less: reduction in notes payable due to the exercise of warrants		(169,800)
Add: amortization of note discount		103,926
		1,243,855
Less - current maturities, net - third parties		(85,000)
Long-term notes payable, net December 31, 2013		$1,158,855

Future maturities of notes payable are as follows as of December 31, 2013

2014	$630,926
2015	1,600,000
2016	144,813

	$2,375,739